Summary of Significant Accounting Policies (Allowance for Doubtful Accounts Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance of allowance for doubtful accounts	$ 2	$ 1	$ 1	$ 1
Bad debt expense	2	1	1
Charge-offs	(1)	(1)	(1)
Ending balance of allowance for doubtful accounts	$ 2	$ 1	$ 1